Consolidated statement of comprehensive income/(expense) - EUR (€) € in Millions		6 Months Ended
		Sep. 30, 2024	Sep. 30, 2023 [1]
Statement of comprehensive income [abstract]
Profit for the financial period		€ 1,221	€ (155)
Items that may be reclassified to the income statement in subsequent years:
Foreign exchange translation differences, net of tax		228	(95)
Foreign exchange translation differences transferred to the income statement		115	23
Other, net of tax	[2]	134	(1,150)
Total items that may be reclassified to the income statement in subsequent periods		477	(1,222)
Items that will not be reclassified to the income statement in subsequent years:
Fair value gains on equity instruments classified as Other investments, net of tax		166
Net actuarial gains/(losses) on defined benefit pension schemes, net of tax		75	(58)
Total items that will not be reclassified to the income statement in subsequent periods		241	(58)
Other comprehensive income/(expense)		718	(1,280)
Total comprehensive income/(expense) for the financial period		1,939	(1,435)
Attributable to:
- Owners of the parent		1,869	(1,626)
- Non-controlling interests		70	191
Total comprehensive income/(expense) for the financial period		€ 1,939	€ (1,435)

[1]	The results for the six months ended 30 September 2023 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are reported as discontinued operations. See note 5 ‘Discontinued operations and assets held for sale’ for more information.
[2]	Principally includes the impact of the Group’s cash flow hedges recognised in other comprehensive income during the period.